Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Incentive Plan Information and Equity Grant Timing
The purpose of our OIP is to motivate and reward our employees and directors to perform at the highest level and to further our best interests and those of our stockholders.
We do not currently have a formal policy for the timing of equity award grants that we make under the OIP, but our Human Capital Management Committee has a practice of granting equity awards thereunder to our executive officers annually in the first quarter, although grants may occur at other times during the year, including for new hires, promotions, to address special retention needs or otherwise as determined appropriate by the Human Capital Management Committee. The Human Capital Management Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of such material nonpublic information for purposes of affecting the exercise price of such awards or the value of executive compensation.

Award Timing Method	We do not currently have a formal policy for the timing of equity award grants that we make under the OIP, but our Human Capital Management Committee has a practice of granting equity awards thereunder to our executive officers annually in the first quarter, although grants may occur at other times during the year, including for new hires, promotions, to address special retention needs or otherwise as determined appropriate by the Human Capital Management Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Human Capital Management Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of such material nonpublic information for purposes of affecting the exercise price of such awards or the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false